Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage expenses	$ (9,209)	$ (65,286)	$ (117,165)
General and administrative expenses	(39,708)	(104,912)	(193,686)
Interest and finance costs	(1,563)	(3,642)	0
Related parties
Time charter & Service Revenues - commission fees	1,800	7,366	16,870
Voyage expenses	(390)	(4,521)	(6,758)
General and administrative expenses	(32,397)	(50,498)	(85,584)
Commissions for assets sold	(886)	(8,133)	0
Gain/(loss) from sale of vessel owning companies, net of commissions	(22,318)	0	0
Interest and finance costs	$ (1,789)	$ (3,679)	$ 0